Consolidated Statements of Shareholders' Equity and Mezzanine Equity (Parenthetical) $ in Thousands	12 Months Ended
Jun. 30, 2024 USD ($)
Statement of Stockholders' Equity [Abstract]
Taxes on change in fair value of interest rate instruments	$ (5,468)
Taxes on pension adjustment	(1,718)
Issuance costs on sale of shares to noncontrolling interests	31,840
Taxes on sale of shares to noncontrolling interests	$ 127,389